UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2014

Franklin New York Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Franklin New York
Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	11
Financial Statements	23
Notes to Financial Statements	26
Shareholder Information	32

1

Semiannual Report

Franklin New York Tax-Free Income Fund

We are pleased to bring you Franklin New York Tax-Free Income Fund’s semiannual report for the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Credit Quality Breakdown*
11/30/14
% of Total
Ratings	Long-Term Investments
AAA	16.99%
AA	60.97%
A	14.49%
BBB	3.44%
Below Investment Grade	1.11%
Refunded	1.80%
Not Rated	1.20%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated below BBB-.
The Refunded category generally consists of refunded bonds secured by U.S.
government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents
(defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.69 on May 31, 2014, to $11.72 on November 30, 2014. The Fund’s Class A shares paid dividends totaling 22.03 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.47% based on an annualization of November’s 3.54 cent per share dividend and the maximum offering price of $12.24 on November 30, 2014. An investor in the 2014 maximum combined effective federal and New York state and City personal income tax bracket of 50.78% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.05% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

State Update

New York’s economy continued to strengthen during the six months under review amid an improved housing market and favorable labor market conditions. Increases in New York City’s home prices and office space construction helped the state’s real estate market recover from weather-related weakness that had driven the state’s median home prices to 2014 lows in April. Business activity for the state’s services and manufacturing firms continued to expand, and consumer confidence rose to the highest level in more than a year. New York’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

unemployment rate declined from 6.7% in May 2014 to 5.9% by period-end, its lowest level in more than six years and in line with the 5.8% national average.3 State jobs increased overall during the six-month period as most sectors added jobs, particularly professional and business services, and leisure and hospitality.

The state ended fiscal year 2014 on March 31 with a general fund balance higher than in fiscal year 2013, aided by greater-than-expected tax collections and inclusion of 2013’s extraordinary personal income tax settlements. The closing balance included tax stabilization, rainy day and debt management reserves. Additionally, the state made a debt service prepayment for fiscal year 2015, which in independent credit rating agency Standard & Poor’s (S&P’s) view functioned as a reserve that could provide the state financial flexibility. Approved on time for the fourth consecutive year, the enacted fiscal year 2015 budget maintained statutory reserves at about the same level as in the prior year. The budget included additional spending on school aid and pre-kindergarten education programs, as well as tax credits for homeowners with properties located outside New York City. Lawmakers also approved changes that reduced taxes for corporations and the manufacturing sector and simplified the corporate tax structure by combining corporate franchise and bank taxes. The mid-year budget update indicated the state would end fiscal year 2015 with a sizable general fund balance, resulting from legal settlements with certain financial institutions and limited spending growth.

New York’s net tax-supported debt was 6.0% of personal income and $3,204 per capita, compared with the 2.6% and $1,054 national medians.4 In July, S&P upgraded its rating of New York’s general obligation bonds to AA+ with a stable outlook from AA, citing the state’s strong budget management framework as demonstrated by a recent history of improved structural budget balance, spending restraint and on-time budgets.5 The rating also reflected S&P’s view of the state’s strong and diverse economy, higher income levels than the nation’s, and history of conservative budgeting and active expense control. Furthermore, S&P cited New York’s solid debt and capital management, established rainy day fund and relatively well-funded pension system. However, according to S&P, these positive factors were offset by the volatility of the state’s revenues, above-average reliance on financial sector revenue, significant postretirement liabilities and a progressive tax structure. The stable outlook reflected what S&P considered near structural budgetary balance and modest general fund budget gap projections.

Dividend Distributions[2]
6/1/14–11/30/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.77	3.25	3.86
July	3.77	3.25	3.86
August	3.77	3.25	3.86
September	3.59	3.04	3.69
October	3.59	3.04	3.69
November	3.54	2.99	3.64
Total	22.03	18.82	22.60

Municipal Bond Market Overview

For the six months ended November 30, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +2.45% total return for the period.6 In comparison, the Barclays U.S. Treasury Index posted a +1.99% six-month return.6

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not dampen individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

During its October meeting, the Federal Reserve Board (Fed) announced the end of its 25-month-long, $1.7 trillion bond-buying program. Economic data during this reporting period continued to indicate positive trends, with the Fed noting substantial improvement in the labor market outlook. In spite of this, the Fed reiterated that rates may remain low for the near future. This apparent commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate S&P’s rating of the Fund.
6. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Certain credit events continued to challenge the municipal bond market during the period under review. In July, independent credit rating agencies S&P, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt for the second time in 2014. The City of Detroit, Michigan, after filing for the largest municipal bankruptcy in U.S. history, received approval to exit bankruptcy protection after the bankruptcy judge confirmed the plan of bankruptcy in November. Detroit faced the daunting task of rebuilding investor confidence. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, is not eligible to file for bankruptcy under chapter 9 of the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility in Puerto Rico bonds.

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Portfolio Breakdown
11/30/14
% of Total
Long-Term Investments*
Transportation	23.3%
Tax-Supported	18.4%
Subject to Government Appropriations	14.3%
Utilities	11.6%
Higher Education	9.4%
General Obligation	8.8%
Refunded	3.7%
Hospital & Health Care	3.4%
Other Revenue	3.0%
Corporate-Backed	2.7%
Housing	1.4%

*Does not include short-term investments and other net assets.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s and Fitch Ratings that contributed

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

to the underperformance of Puerto Rico bonds held in the Fund. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the six months under review. We reduced the Fund’s exposure to Puerto Rico during the reporting period.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14	Change
A (FNYTX)	$11.72	$11.69	+$0.03
C (FNYIX)	$11.71	$11.67	+$0.04
Advisor (FNYAX)	$11.73	$11.69	+$0.04

Distributions (6/1/14–11/30/14)
Dividend
Share Class	Income
A	$0.2203
C	$0.1882
Advisor	$0.2260

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 11/30/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (12/31/14)[3]	Operating Expenses[4]
A							0.60%
6-Month	+	2.17%		-2.18%
1-Year	+	8.35%	+	3.74%	+	4.68%
5-Year	+	23.65%	+	3.44%	+	3.32%
10-Year	+	52.00%	+	3.82%	+	3.72%
C							1.15%
6-Month	+	1.98%	+	0.98%
1-Year	+	7.86%	+	6.86%	+	7.59%
5-Year	+	20.29%	+	3.76%	+	3.66%
10-Year	+	43.85%	+	3.70%	+	3.59%
Advisor							0.50%
6-Month	+	2.31%	+	2.31%
1-Year	+	8.55%	+	8.55%	+	9.38%
5-Year	+	24.34%	+	4.45%	+	4.33%
10-Year	+	53.51%	+	4.38%	+	4.27%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[5]	Distribution Rate[6]	Standardized Yield[7]	Standardized Yield[6]
A	3.47%	7.05%	1.63%	3.31%
C	3.06%	6.22%	1.16%	2.36%
Advisor	3.72%	7.56%	1.80%	3.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 11/30/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and New York state and City personal income tax rate of 50.78%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 11/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$1,021.70	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,022.01	$3.09
C
Actual	$1,000	$1,019.80	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.87
Advisor
Actual	$1,000	$1,023.10	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,022.51	$2.59

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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		FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.69	$11.98	$12.09	$11.45	$11.76	$11.34
Income from investment operations[a]:
Net investment income[b]	0.22	0.46	0.43	0.48	0.49	0.49
Net realized and unrealized gains
(losses)	0.03	(0.30)	(0.11)	0.64	(0.31)	0.44
Total from investment operations	0.25	0.16	0.32	1.12	0.18	0.93
Less distributions from:
Net investment income	(0.22)	(0.45)	(0.43)	(0.48)	(0.48)	(0.50)
Net realized gains	—	—	—	(—)[c]	(0.01)	(0.01)
Total distributions	(0.22)	(0.45)	(0.43)	(0.48)	(0.49)	(0.51)
Net asset value, end of period	$11.72	$11.69	$11.98	$12.09	$11.45	$11.76

Total return[d]	2.17%	1.52%	2.65%	10.03%	1.64%	8.39%

Ratios to average net assets[e]
Expenses	0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.75%	4.03%	3.55%	4.04%	4.23%	4.24%

Supplemental data
Net assets, end of period (000’s)	$4,469,998	$4,599,685	$5,532,799	$5,634,348	$5,332,096	$5,487,829
Portfolio turnover rate	3.38%	4.74%	12.08%	5.55%	6.72%	13.21%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$11.97	$12.07	$11.44	$11.75	$11.33
Income from investment operations[a]:
Net investment income[b]	0.19	0.39	0.36	0.41	0.42	0.43
Net realized and unrealized gains
(losses)	0.04	(0.30)	(0.10)	0.64	(0.30)	0.43
Total from investment operations	0.23	0.09	0.26	1.05	0.12	0.86
Less distributions from:
Net investment income	(0.19)	(0.39)	(0.36)	(0.42)	(0.42)	(0.43)
Net realized gains	—	—	—	(—)[c]	(0.01)	(0.01)
Total distributions	(0.19)	(0.39)	(0.36)	(0.42)	(0.43)	(0.44)
Net asset value, end of period	$11.71	$11.67	$11.97	$12.07	$11.44	$11.75

Total return[d]	1.98%	0.87%	2.17%	9.35%	1.08%	7.81%

Ratios to average net assets[e]
Expenses	1.16%	1.15%	1.15%	1.15%	1.15%	1.16%
Net investment income	3.20%	3.48%	3.00%	3.49%	3.68%	3.68%

Supplemental data
Net assets, end of period (000’s)	$684,144	$700,352	$963,878	$911,935	$821,154	$857,413
Portfolio turnover rate	3.38%	4.74%	12.08%	5.55%	6.72%	13.21%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.69	$11.99	$12.09	$11.45	$11.77	$11.35
Income from investment operations[a]:
Net investment income[b]	0.22	0.47	0.44	0.49	0.50	0.50
Net realized and unrealized gains
(losses)	0.05	(0.31)	(0.10)	0.64	(0.32)	0.44
Total from investment operations	0.27	0.16	0.34	1.13	0.18	0.94
Less distributions from:
Net investment income	(0.23)	(0.46)	(0.44)	(0.49)	(0.49)	(0.51)
Net realized gains	—	—	—	(—)[c]	(0.01)	(0.01)
Total distributions	(0.23)	(0.46)	(0.44)	(0.49)	(0.50)	(0.52)
Net asset value, end of period	$11.73	$11.69	$11.99	$12.09	$11.45	$11.77

Total return[d]	2.31%	1.53%	2.84%	10.14%	1.65%	8.48%

Ratios to average net assets[e]
Expenses	0.51%	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.85%	4.13%	3.65%	4.14%	4.33%	4.33%

Supplemental data
Net assets, end of period (000’s)	$270,434	$180,654	$254,797	$217,197	$172,220	$185,720
Portfolio turnover rate	3.38%	4.74%	12.08%	5.55%	6.72%	13.21%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2014 (unaudited)
	Principal
	Amount	Value
Municipal Bonds 92.1%
New York 88.0%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project,
Series A, 5.25%, 11/15/27	$5,000,000	$5,448,200
Series A, 5.25%, 11/15/32	5,000,000	5,451,200
Series E, 5.50%, 11/15/27	1,135,000	1,254,765
Series E, 5.25%, 11/15/32	1,150,000	1,253,776
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation
Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A,
AGMC Insured, 5.00%,
10/01/40	3,000,000	3,261,600
10/01/45	3,800,000	4,114,640
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College
Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,269,351
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,100,000	2,221,317
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,071,260
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,407,259
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, Pre-Refunded, 5.00%,
10/01/30	3,000,000	3,120,570
10/01/35	1,500,000	1,560,285
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	42,179,200
5.25%, 2/15/47	35,000,000	38,817,450
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,833,700
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	49,271,880
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,955,800
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,817,950
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,940,140
General, Series B, 5.00%, 12/01/35	5,000,000	5,211,450
General, Series C, 5.00%, 9/01/35	16,000,000	16,787,360
General, Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,246,050
Series A, AMBAC Insured, 5.00%, 9/01/34	5,210,000	5,223,442
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
CIFG Insured, 5.00%, 6/01/37	1,000,000	1,001,990
Monroe County IDC Revenue, University of Rochester Project,
Series A, 5.00%, 7/01/38	6,350,000	7,170,801
Series B, 5.00%, 7/01/43	5,000,000	5,598,650
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,061,880
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	26,138,335
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	71,400,957
Series B, 5.00%, 11/15/34	63,750,000	72,173,287
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,572,476
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	43,065,600
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	21,500,000	23,969,060
Series A, 5.00%, 11/15/35	43,895,000	47,179,663
Series A, 5.00%, 11/15/37	48,000,000	52,104,480
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,394,676
Series B, 5.00%, 11/15/37	25,000,000	27,137,750
Series B, 5.00%, 11/15/38	11,320,000	12,613,989
Series B, 5.00%, 11/15/43	10,670,000	11,790,777
Series C, 6.50%, 11/15/28	15,000,000	18,070,800

14 | Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Revenue, Transportation, (continued)
Series C, 5.00%, 11/15/38	$10,000,000	$11,143,100
Series C, 5.00%, 11/15/42	10,000,000	11,058,100
Series C, 5.00%, 11/15/47	16,125,000	17,802,484
Series F, 5.00%, 11/15/35	11,000,000	11,406,340
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,329,367
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,455,316
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,767,039
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,530,436
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,680,204
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,563,432
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A,
BHAC Insured, Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,350,780
New York City Educational Construction Fund Revenue, Series A,
5.75%, 4/01/41	20,000,000	23,717,400
BHAC Insured, 5.00%, 4/01/37	19,750,000	21,184,047
New York City GO,
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,107,250
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,102,347
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,096,538
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,089,081
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,081,356
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,068,316
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,056,595
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,041,845
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,002,166
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	988,223
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,795,300
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,550
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,111,689
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,413,918
Fiscal 2009, Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,315,370
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,889,800
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	20,116,775
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	22,010,625
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,745,641
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,523,121
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,906,190
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,679,700
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,546,804
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,629,800
Refunding, Series D, 5.125%, 8/01/19	10,000	10,034
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,731,314
Savers, Series B, zero cpn., 6/01/19	1,030,000	1,006,681
Series G, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/22	45,000	47,477
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	60,000	63,959
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	19,940,000	21,324,035
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,818,243
Series C-1, 5.25%, 11/01/29	6,110,000	6,476,661
Series C-1, 5.50%, 11/01/34	3,000,000	3,192,690

franklintempleton.com Semiannual Report | 15

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City HDC, MFHR, (continued)
Series C-1, 5.55%, 11/01/39	$3,300,000	$3,472,128
Series C-1, 5.70%, 11/01/46	12,500,000	13,201,000
New York City IDA Civic Facility Revenue,
Ethical Culture Fieldston School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,428,889
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,535,906
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,255,207
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	23,097,350
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2005, Refunding, Series D, 5.00%, 6/15/37	4,865,000	4,981,176
Fiscal 2005, Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,085,255
Fiscal 2005, Series B, Pre-Refunded, 5.00%, 6/15/36	26,700,000	26,744,055
Fiscal 2006, Refunding, Series A, 5.00%, 6/15/39	34,950,000	35,769,577
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	62,275,680
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	56,426,240
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,523,985
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	41,932,000
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,651,874
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,912,628
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	45,943,699
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,685,700
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,827,710
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,583,560
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	81,906,750
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,106,900
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	34,323,300
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	57,852,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	33,079,221
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,372,500
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,597,887
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	19,697,767
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,341,600
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,465,000	2,885,923
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,605,660
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,245,500
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,703,400
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,359,542
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	50,612,850
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,441,540
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	27,539,483
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,756,958
Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	5,948,643
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%,
11/15/35	33,130,000	34,296,176
11/15/44	41,000,000	42,304,620
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	56,813,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding,
5.625%, 7/15/47	17,500,000	19,663,350
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,313,720

16 | Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	$86,360,000	$103,567,230
5.50%, 10/01/37	27,000,000	33,023,700
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
5.00%, 8/15/27	10,000,000	10,914,200
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,688,962
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,976,523
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%,
5/15/28	4,000,000	4,666,960
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,486,960
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,158,650
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	830,000	846,816
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,065,560
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,754,488
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
2/15/30	5,000,000	5,049,000
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,030,670
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,171,955
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,232,438
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,418,900
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	25,007,400
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project,
AMBAC Insured, 5.25%, 7/01/30	5,150,000	5,976,575
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL RE,
FGIC Insured, 5.25%, 7/01/34	13,220,000	15,369,572
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,939,290
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,387,800
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
7/01/27	1,500,000	1,646,100
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
7/01/27	2,500,000	2,743,500
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
7/01/37	3,000,000	3,221,820
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,540,163
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,889,990
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,293,357
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,220,020
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,724,550
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
2/01/28	10,060,000	10,113,519
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding,
NATL Insured, 5.00%, 7/01/35	10,000,000	10,799,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
City Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,511,550
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
City Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,526,000
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York
City Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,937,200

franklintempleton.com Semiannual Report | 17

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	$7,000,000	$7,927,290
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	30,554,146
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,397,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,259,800
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,013,247
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	5,998,949
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,450,100
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,873,700
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	29,669,395
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,879,096
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	54,381,685
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	27,476,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/22	2,300,000	2,584,717
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/32	6,250,000	6,599,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/21	5,590,000	6,327,433
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/23	2,150,000	2,400,755
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.50%, 5/01/33	3,000,000	3,372,270
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%,
5/01/25	3,000,000	3,008,640
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%,
5/01/30	8,750,000	9,633,575
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%,
5/01/30	3,000,000	3,403,140
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%,
5/01/37	13,000,000	14,486,680
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	11,047,000
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%,
7/01/34	5,510,000	5,598,931
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,261,535
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,173,867
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,521,650
Non-State Supported Debt, School District Financing Program, Refunding, Series A,
AGMC Insured, 5.00%, 10/01/22	7,645,000	8,673,253
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
5.00%, 10/01/21	5,000,000	5,869,250
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
5.00%, 10/01/22	7,145,000	8,352,648
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
5.00%, 10/01/24	12,730,000	14,782,585
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	3,000,000	3,507,060
Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured,
Pre-Refunded, 5.00%, 10/01/34	5,000,000	5,200,950
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
5.00%, 10/01/32	5,000,000	5,421,750

18 | Semiannual Report franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
5.00%, 10/01/37	$6,550,000	$7,063,062
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
5.00%, 10/01/31	4,000,000	4,531,760
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
5.125%, 10/01/36	5,000,000	5,636,900
Non-State Supported Debt, School Districts Financing Program, Series C, NATL Insured,
Pre-Refunded, 5.00%, 4/01/35	7,525,000	7,645,776
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,646,300
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,630,529
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	6,983,204
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,474,100
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	14,945,450
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,455,400
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
4.75%, 2/15/37	4,890,000	5,024,377
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,796,225
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,199,440
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,468,800
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,186,100
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37	25,000,000	28,131,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42	15,000,000	16,707,600
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%,
7/01/33	14,210,000	15,757,753
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%,
7/01/38	10,785,000	11,806,663
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A,
NATL Insured, 5.00%, 7/01/36	4,670,000	4,954,076
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	28,000,000	30,182,040
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	9,000,000	10,012,500
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	22,245,000	24,421,006
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	5,000	5,170
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	15,000	17,286
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%,
2/15/33	4,990,000	5,007,315
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/32	8,680,000	9,356,432
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	4,275,000	4,755,938
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%,
2/15/30	925,000	933,223
State Supported Debt, Mental Health Services Facilities Improvement, Series E, Pre-Refunded,
5.00%, 2/15/30	11,175,000	11,283,286
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	23,573,000

franklintempleton.com Semiannual Report | 19

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, Non-State Supported Debt, Series A, 5.00%,
3/15/29	$12,480,000	$14,947,171
3/15/30	18,415,000	21,971,673
3/15/43	16,675,000	18,999,328
3/15/44	25,000,000	28,783,500
New York State Dormitory Authority State Personal Income Tax Revenue,
Series A, 5.00%, 2/15/39	20,685,000	23,004,616
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	34,819,459
Education, Series A, 5.00%, 3/15/36	7,395,000	7,761,422
Education, Series A, 5.00%, 3/15/37	49,750,000	53,608,112
Education, Series A, 5.00%, 3/15/38	5,000,000	5,566,950
Education, Series C, 5.00%, 12/15/31	17,305,000	18,676,594
Education, Series C, 5.00%, 12/15/35	10,000,000	10,784,100
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	275,370
Education, Series D, 5.00%, 3/15/36	46,500,000	49,641,540
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,789,402
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,296,000
Series A, 5.00%, 2/15/34	16,510,000	18,452,897
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	17,441
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	23,255
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project,
Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,253,800
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated State Revolving Fund,
Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,896,250
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,992,518
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,291,200
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,885,285
Series A, 5.125%, 6/15/38	35,000,000	39,555,250
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,762,780
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
Series A,
5.00%, 3/15/34	10,000,000	10,982,000
5.00%, 3/15/38	15,000,000	16,399,800
NATL Insured, 5.00%, 9/15/34	10,205,000	10,326,848
NATL Insured, Pre-Refunded, 5.00%, 9/15/34	1,375,000	1,394,085
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,578,960
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,918,880
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,565,000	1,569,977
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	165,000	165,436
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,035,000	1,037,153
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008,
Series A, 6.375%, 11/15/20	1,835,000	1,838,670
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,975,800
New York State Thruway Authority General Revenue,
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,258,700
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,931,800
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	59,386,087
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,726,262
Series F, AMBAC Insured, 5.00%, 1/01/30	3,225,000	3,236,417

20 | Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Revenue, (continued)
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	$6,775,000	$6,800,813
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	35,884,800
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,834,900
Series I, 5.00%, 1/01/42	45,000,000	49,434,750
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,598,800
Series A, 5.00%, 4/01/27	27,000,000	31,651,020
Series A, 5.00%, 4/01/28	11,600,000	13,547,292
Series A, 5.00%, 4/01/30	9,000,000	10,374,030
Series A, 5.00%, 4/01/31	10,250,000	11,741,477
Series A, 5.00%, 4/01/32	11,100,000	12,675,645
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	8,102,937
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,951,940
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,677,543
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,117,111
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,387,975
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%,
12/15/27	5,000,000	5,581,750
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,181,700
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%,
6/15/28	4,155,000	4,256,050
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,020
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,086,950
4/01/16	1,000,000	1,081,050
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing
Center Project, Refunding, NATL Insured, zero cpn., 4/01/30	15,810,000	6,684,310
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
XLCA Insured, 5.00%, 12/15/30	1,805,000	1,933,678
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,775,900
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	81,021,564
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,598,250
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	33,101,470
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,299,750
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,752,679
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
5.00%,
12/01/32	2,000,000	2,109,620
12/01/37	3,320,000	3,481,584
Sales Tax Asset Receivable Corp. Revenue, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/27	32,000,000	39,049,920
10/15/30	4,900,000	5,898,571
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,711,748
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding,
5.00%, 3/01/26	2,000,000	2,018,060
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	1,290,000	1,290,593
5.375%, 1/01/23	4,760,000	4,760,904

franklintempleton.com Semiannual Report | 21

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	$5,110,000	$6,294,038
Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,531,900
Pre-Refunded, 5.50%, 1/01/30	32,185,000	40,054,876
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,681,814
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,369,790
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,834,484
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,846,630
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,297,400
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,717,350
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	54,525,589
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	46,666,275
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,130,500
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,687,029
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,974,528
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,536,324
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31	12,490,000	13,501,440
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	1,885,000	1,945,509
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,307,424
6.00%, 6/01/29	1,000,000	1,138,340
6.00%, 6/01/41	5,000,000	5,557,400
		4,775,836,172
U.S. Territories 4.1%
Puerto Rico 4.1%
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series B, 6.00%, 7/01/39	20,000,000	14,811,600
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	10,846,500
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	16,618,103
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	7,407,600
Series P, 6.75%, 7/01/36	12,500,000	9,667,000
Series Q, 5.625%, 7/01/39	10,000,000	6,953,700
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	15,000,000	11,621,250
Series A, 5.50%, 8/01/42	50,000,000	37,160,500
Series A, 6.00%, 8/01/42	90,000,000	70,303,500
Series A, 6.50%, 8/01/44	10,000,000	8,182,300
Series C, 5.50%, 8/01/40	35,000,000	26,405,750
		219,977,803
Total Municipal Bonds (Cost $4,670,328,611)		4,995,813,975
Other Assets, less Liabilities 7.9%		428,761,652
Net Assets 100.0%		$5,424,575,627

See Abbreviations on page 31.

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Assets:
Investments in securities:
Cost	$4,670,328,611
Value	$4,995,813,975
Cash	368,150,527
Receivables:
Capital shares sold	2,731,830
Interest	64,467,211
Other assets	818
Total assets	5,431,164,361
Liabilities:
Payables:
Capital shares redeemed	3,268,218
Management fees	2,054,828
Distribution fees	724,768
Transfer agent fees	442,280
Accrued expenses and other liabilities	98,640
Total liabilities	6,588,734
Net assets, at value	$5,424,575,627
Net assets consist of:
Paid-in capital	$5,251,574,154
Undistributed net investment income	5,876,318
Net unrealized appreciation (depreciation)	325,485,364
Accumulated net realized gain (loss)	(158,360,209)
Net assets, at value	$5,424,575,627
Class A:
Net assets, at value	$4,469,997,888
Shares outstanding	381,313,133
Net asset value per share[a]	$11.72
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.24
Class C:
Net assets, at value	$684,143,968
Shares outstanding	58,433,675
Net asset value and maximum offering price per share[a]	$11.71
Advisor Class:
Net assets, at value	$270,433,771
Shares outstanding	23,058,138
Net asset value and maximum offering price per share	$11.73

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 23

FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2014 (unaudited)

Investment income:
Interest	$118,258,936
Expenses:
Management fees (Note 3a)	12,332,187
Distribution fees: (Note 3c)
Class A	2,246,227
Class C	2,244,810
Transfer agent fees: (Note 3e)
Class A	923,137
Class C	141,062
Advisor Class	45,533
Custodian fees	23,590
Reports to shareholders	80,597
Registration and filing fees	28,506
Professional fees	42,286
Trustees’ fees and expenses	46,959
Other	96,863
Total expenses	18,251,757
Net investment income	100,007,179
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(54,632,036)
Net change in unrealized appreciation (depreciation) on investments	71,017,443
Net realized and unrealized gain (loss)	16,385,407
Net increase (decrease) in net assets resulting from operations	$116,392,586

24 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$100,007,179	$225,156,201
Net realized gain (loss) from investments	(54,632,036)	(50,781,650)
Net change in unrealized appreciation (depreciation) on investments	71,017,443	(153,560,602)
Net increase (decrease) in net assets resulting from operations	116,392,586	20,813,949
Distributions to shareholders from:
Net investment income:
Class A	(85,495,875)	(187,684,432)
Class C	(11,161,728)	(25,755,508)
Advisor Class	(4,122,634)	(8,173,279)
Total distributions to shareholders	(100,780,237)	(221,613,219)
Capital share transactions: (Note 2)
Class A	(142,072,777)	(771,852,324)
Class C	(18,101,647)	(232,477,587)
Advisor Class	88,446,204	(65,653,490)
Total capital share transactions	(71,728,220)	(1,069,983,401)
Net increase (decrease) in net assets	(56,115,871)	(1,270,782,671)
Net assets:
Beginning of period	5,480,691,498	6,751,474,169
End of period	$5,424,575,627	$5,480,691,498
Undistributed net investment income included in net assets:
End of period	$5,876,318	$6,649,376

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	10,097,246	$117,584,565	28,786,357	$326,725,962
Shares issued in reinvestment of distributions	5,897,698	68,586,592	13,241,702	150,112,505
Shares redeemed	(28,222,753)	(328,243,934)	(110,305,954)	(1,248,690,791)
Net increase (decrease)	(12,227,809)	$(142,072,777)	(68,277,895)	$(771,852,324)
Class C Shares:
Shares sold	2,470,101	$28,731,308	4,219,149	$48,018,005
Shares issued in reinvestment of distributions	825,516	9,593,214	1,954,806	22,149,616
Shares redeemed	(4,856,297)	(56,426,169)	(26,732,267)	(302,645,208)
Net increase (decrease)	(1,560,680)	$(18,101,647)	(20,558,312)	$(232,477,587)
Advisor Class Shares:
Shares sold	9,133,604	$106,209,838	4,446,937	$50,494,481
Shares issued in reinvestment of distributions	275,986	3,213,429	507,245	5,752,625
Shares redeemed	(1,802,205)	(20,977,063)	(10,762,827)	(121,900,596)
Net increase (decrease)	7,607,385	$88,446,204	(5,808,645)	$(65,653,490)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$279,857
CDSC retained	$10,614

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2014, the Fund paid transfer agent fees of $1,109,732, of which $464,441 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At May 31, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration[a]:
2016	$2,807,508
2017	7,626,443
2018	7,152,557
Capital loss carryforwards not subject to expiration:
Short term	53,246,219
Long term	27,513,984
Total capital loss carryforwards	$98,346,711

aIncludes $17,586,508 from the reorganized Franklin New York Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,674,964,023

Unrealized appreciation	$395,522,963
Unrealized depreciation	(74,673,011)
Net unrealized appreciation (depreciation)	$320,849,952

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, aggregated $173,017,039 and $472,626,730 respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2014, the Fund did not use the Global Credit Facility.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority/Agency
AMBAC	American Municipal Bond Assurance Corp.	IDAR	Industrial Development Authority Revenue
BHAC	Berkshire Hathaway Assurance Corp.	IDC	Industrial Development Corp.
CIFG	CDC IXIS Financial Guaranty	MFHR	Multi-Family Housing Revenue
COP	Certificate of Participation	MTA	Metropolitan Transit Authority
FGIC	Financial Guaranty Insurance Co.	NATL	National Public Financial Guarantee Corp.
FHA	Federal Housing Authority/Agency	NATL RE	National Public Financial Guarantee Corp. Reinsured
FICO	Financing Corp.	PBA	Public Building Authority
GO	General Obligation	PCR	Pollution Control Revenue
HDC	Housing Development Corp.	XLCA	XL Capital Assurance
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2015